UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)1

[1]

On April 12, 2021, BlackRock New York Municipal Income Trust II and BlackRock New York Municipal Income Quality Trust (the “Non-Surviving Funds”), were reorganized into BlackRock New York Municipal Income Trust (the “Surviving Fund”). The voting record of each Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2020– 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10337
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock New York Municipal Income Trust

================== BlackRock New York Municipal Income Trust ===================

On April 12, 2021, BlackRock New York Municipal Income Trust II (Investment
Company Act file no. 811-21124, CIK no. 0001176197) and BlackRock New York
Municipal Income Quality Trust (Investment Company Act file no. 811-21179, CIK
no. 0001181024)  (the "Non-Surviving Funds"), were reorganized into BlackRock
New York Municipal Income Trust (Investment Company Act file no. 811-10337, CIK
no. 0001137390). The voting record of each Non-Surviving Fund prior to April
12, 2021 is shown under the heading entitled "BlackRock New York Municipal
Income Trust II" or "BlackRock New York Municipal Income Quality Trust," below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== BlackRock New York Municipal Income Quality Trust ===============

On April 12, 2021, BlackRock New York Municipal Income Quality Trust
(Investment Company Act file no. 811-21179, CIK no. 0001181024) (the
"Non-Surviving Fund"), was reorganized into BlackRock New York Municipal Income
Trust (Investment Company Act file no. 811-10337, CIK no. 0001137390). The voting record of the Non-Surviving Fund prior to April 12, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= BlackRock New York Municipal Income Trust II =================

On April 12, 2021, BlackRock New York Municipal Income Trust II (Investment
Company Act file no. 811-21124, CIK no. 0001176197) (the "Non-Surviving Fund"),
was reorganized into BlackRock New York Municipal Income Trust (Investment
Company Act file no. 811-10337, CIK no. 0001137390). The voting record of the
Non-Surviving Fund prior to April 12, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date:	August 27, 2021